Lease financings - Capital lease obligations, Principal payments (Table) (Details) - Financing Lease [Member] $ in Thousands	Jun. 30, 2025 USD ($)
Debt Instrument [Line Items]
June 30, 2026	$ 2,731
June 30, 2027	2,731
June 30, 2028	2,731
June 30, 2029	4,383
June 30, 2030	1,364
June 30, 2031 and thereafter	0
Total bareboat lease minimum payments	13,940
Unamortized lease issuance costs	(32)
Total bareboat lease minimum payments, net	13,908
Lease financing short term	2,731
Lease financing long term, net of unamortized lease issuance costs	$ 11,177